Derivatives	12 Months Ended
Dec. 31, 2017
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Derivatives
Derivatives

The Company uses derivatives to manage the impact of foreign currency exchange and interest rate changes on earnings and cash flows. The Company does not enter into derivatives for speculative purposes. Derivatives are recognized as either assets or liabilities in the consolidated balance sheet at fair value. The accounting for changes in the fair value of a derivative depends on the nature of the hedge and the hedge effectiveness. The Company’s policy is to negotiate the terms of the derivative to match the terms of the hedged item to maximize hedge effectiveness. Derivative gains and losses are reported in the consolidated statements of cash flows consistent with the classification of cash flows from the underlying hedged items.

The Company uses foreign currency forward and option contracts to hedge its exposure on certain forecasted foreign currency revenue and expense transactions. The terms of the contracts are typically matched with the forecasted foreign currency transactions to be derived from operations up to a period of 12 months. These derivatives are designated as cash flow hedges. All outstanding cash flow hedges are recognized in the consolidated balance sheets at fair value with the effective portion of the gain or loss recorded in accumulated other comprehensive income (loss). When the underlying hedged transaction is recognized, the effective portion of the gain or loss on the derivative is reclassified from accumulated other comprehensive income (loss) to the consolidated statement of operations. Any ineffectiveness is recognized immediately into earnings.

The Company also uses foreign currency forward and option contracts to offset its exposure to the change in value of certain foreign currency denominated monetary assets and liabilities. Because these derivatives hedge existing exposures that are denominated in foreign currencies, the contracts do not qualify for hedge accounting. Accordingly, these outstanding non-designated derivatives are recognized in the consolidated balance sheet at fair value with the changes in fair value recorded in foreign exchange gain (loss), net, in the consolidated statements of operations. These derivative contracts mature in less than one year.

The Company uses interest rate derivatives designated as fair value hedges to manage the exposure to interest rate movements and to reduce borrowing costs by converting fixed-rate debt into floating-rate debt. Under these derivatives, the Company agrees to exchange, at specified intervals, the difference between fixed and floating interest amounts calculated by reference to agreed-upon notional principal amounts. Changes in the fair value of the derivative are recorded in other income (expense), net and are offset by changes in the fair value of the underlying debt instrument due to changes in the benchmark interest rate. The cash flows from these contracts are reported as operating activities in the consolidated statements of cash flows. The gains (losses) from expired interest rate swaps ("swaps") are recorded in long-term debt, increasing or decreasing the outstanding balances of the debt, and amortized as a reduction or addition of interest expense over the remaining life of the related debt. The cash flows from the termination of the swaps are reported as operating activities in the consolidated statements of cash flows.

Cash flow hedges

The gross notional amount of foreign currency forward contracts, designated as cash flow hedges, outstanding at December 31, 2017 and 2016 was $100.8 million and $120.9 million, respectively.

The effective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recorded in accumulated other comprehensive income and is subsequently reclassified into earnings in the period in which the hedged forecasted transaction affects earnings. Refer to Note 18, Shareholders' Equity for more details on the reclassification of amounts from accumulated other comprehensive income into earnings. The ineffective portion of changes in the fair value of derivatives designated and qualifying as cash flow hedges is recognized directly in earnings. The amount retained in other comprehensive income at December 31, 2017 is expected to mature and affect the consolidated statement of operations in 2018.

Fair value hedges

In September 2015, the Company executed $625 million notional amount of swaps that effectively convert $625 million of the 6.250% Senior Secured Notes due 2022 from fixed interest rate debt to variable rate debt. Under the terms of these swaps, the Company is required to make variable rate interest payments based on six-month LIBOR plus a fixed spread, ranging between 5.90% and 6.02% at December 31, 2017, and will receive fixed rate interest payments from its counterparties based on a fixed rate of 6.25%. The LIBOR rate resets semiannually on February 15 and August 15. Settlement of the net amount of interest receivable or payable under the swaps occurs semiannually on February 15 and August 15. The swaps expire in February 2022.

During 2015, the Company held swaps exchanging fixed rate interest payments for variable rate interest payments on a portion of the 7.500% Senior Secured Notes due 2019 and a portion of the 5.500% Senior Secured Notes due 2020. These swaps were canceled in 2015 and the Company received cash proceeds of $67.8 million from the swap counterparties upon settlement.

Derivatives not designated as hedging instruments

The notional amount of foreign currency forward contracts, not designated as hedging instruments, outstanding at December 31, 2017 and 2016 was $460.6 million and $364.5 million, respectively.

Presentation of Derivative Amounts

All derivatives are recorded gross, except netting of foreign exchange contracts and counterparty netting of swaps’ interest receivable and payable, as applicable.

Balance Sheet Location and Fair Value

	At December 31,
	2017		2016
($ thousands)	Assets	Liabilities	Assets	Liabilities
Fair Value Hedges: Interest Rate Swaps
Non-current financial liabilities	—	14,953	—	13,709
Long-term debt	—	(15,088)	—	(9,123)
Gross Derivatives	—	(135)	—	4,586

Non-Designated Hedges: Foreign Currency Contracts, net
Current financial assets	501	—	4,965	—
Current financial liabilities	—	2,037	—	126

Cash Flow Hedges: Foreign Currency Contracts, net
Current financial assets	—	—	3,374	—
Current financial liabilities	—	2,362	—	—

Counterparty Netting: Swap Interest
Current financial assets:
Interest due from counterparty	479	—	1,079	—
Net Derivatives	980	4,264	9,418	4,712

Income Statement Location and Income (Expense)

	For the year ended December 31,
($ thousands)	2017	2016	2015
Fair Value Hedges: Interest Rate Swaps
Effectiveness - Other (expense) income, net	(605)	(540)	1,646
Ineffectiveness - Other (expense) income, net	1,032	(1,280)	232

Non-Designated Hedges: Foreign Currency Contracts, net
Realized (losses) gains - Foreign exchange (loss) gain, net	(21,870)	16,873	(16,651)

Cash Flow Hedges: Foreign Currency Contracts, net
Realized (losses) gains - Service revenue	(1,744)	5,218	244